Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 15,827	$ 1,071
Accounts receivable, net	1,631	1,977
Related party receivables	8,477	5,356
Inventory	12,520	22,777
Prepaid expenses and other current assets	4,625	2,915
Total Current Assets	43,080	34,096
Restricted cash	1,500	3,500
Property and equipment, net	3,080	1,789
Intangible assets, net	939	1,112
Investment in unconsolidated affiliates	11,675	13,570
Other non-current asset	666	664
Total assets	60,940	54,731
Liabilities Current Abstract
Accounts payable	17,200	16,098
Due to Clients	3,534	5,151
Related party payables	229	0
Accrued expenses and other liabilities	16,335	14,018
Total Current Liabilities	37,298	35,267
Line of credit	0	348
Long-term note payable, net	0	19,249
Convertible notes	74,486	0
Deferred tax liabilities	1,308	1,174
Other long-term liabilities	17,988	734
Total Liabilities	131,080	56,772
Commitments and Contingencies
Stockholders Equity Abstract
Common stock	7	4
Additional paid-in capital	9,233	4,358
Treasury stock	0	(1,330)
Accumulated deficit	(79,380)	(16,262)
Total Stockholders' Deficit	(70,140)	(13,230)	$ (13,218)
Total liabilities, convertible redeemable preferred stock and stockholders' deficit	60,940	54,731
Nogin Inc [Member]
Current assets:
Cash		1,071	16,168
Accounts receivable, net		1,977	4,027
Related party receivables		5,356
Inventory		22,777	137
Prepaid expenses and other current assets		2,915	1,024
Total Current Assets		34,096	21,356
Restricted cash		3,500
Property and equipment, net		1,789	1,656
Intangible assets, net		1,112	412
Investment in unconsolidated affiliates		13,570
Other non-current asset		664	417
Total assets		54,731	23,841
Liabilities Current Abstract
Accounts payable		16,098	6,318
Accrued expenses and other liabilities		14,018	3,764
Total Current Liabilities		35,267	23,430
Due to clients		5,151	13,348
Paycheck Protection Program loan payable			2,266
Line of credit		348
Long-term note payable, net		19,249
Deferred tax liabilities		1,174
Other long-term liabilities		734	174
Total Liabilities		56,772	25,870
Commitments and Contingencies
Stockholders Equity Abstract
Common stock		4	4
Additional paid-in capital		4,358	4,305
Treasury stock		(1,330)	(1,330)
Accumulated deficit		(16,262)	(16,197)
Total Stockholders' Deficit		(13,230)	(13,218)
Total liabilities, convertible redeemable preferred stock and stockholders' deficit		54,731	23,841
Class A Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	0	4,687
Class A Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock		4,687	4,687
Class B Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	$ 0	6,502
Class B Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock		$ 6,502	$ 6,502